Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation
Restatements impact statement of financial position [text block]

	As of December 31, 2019
Restatement impact on statement of financial position in 000€	As previously reported	IFRS 3 Engimplan	As restated
Assets
Non-current assets
Goodwill	20,174	(567)	19,607
Intangible assets	27,395		27,395
Property, plant & equipment	90,331	674	91,005
Right-of-use assets	10,586	−	10,586
Investments in joint ventures	39	−	39
Deferred tax assets	192	−	192
Other non-current assets	9,391	−	9,391
Total non-current assets	158,108	107	158,215
Current assets
Inventories and contracts in progress	12,696	−	12,696
Trade receivables	40,977	−	40,977
Other current assets	8,616	−	8,616
Cash and cash equivalents	128,897	−	128,897
Total current assets	191,186	−	191,186
Total assets	349,294	107	349,401

Equity and liabilities
Equity
Share capital	3,066	−	3,066
Share premium	138,090	−	138,090
Consolidated reserves	(195)	(61)	(256)
Other comprehensive loss	(1,394)	(1)	(1,395)
Equity attributable to the owners of the parent	139,567	(62)	139,506
Non-controlling interest	3,107	169	3,276
Total equity	142,674	107	142,782
Non-current liabilities
Loans & borrowings	104,673	−	104,673
Lease liabilities	6,427	−	6,427
Deferred tax liabilities	5,747	−	5,747
Deferred income	5,031	−	5,031
Other non-current liabilities	697	−	697
Total non-current liabilities	122,575	−	122,575
Current liabilities
Loans & borrowings	13,389	−	13,389
Lease liabilities	3,449	−	3,449
Trade payables	18,517	−	18,517
Tax payables	3,363	−	3,363
Deferred income	27,641	−	27,641
Other current liabilities	17,686	−	17,686
Total current liabilities	84,045	−	84,045
Total equity and liabilities	349,294	107	349,402

Restatements impact income statement [text block]
		For the year ended December 31, 2019
Restatement impact on income statement in 000€	Notes	As previously reported	IFRS 3 Engimplan	As restated
Revenue		196,679		196,679
Cost of sales		(86,972)	(80)	(87,052)
Gross profit		109,707	(80)	109,627
Research and development expenses		(23,348)	−	(23,348)
Sales and marketing expenses		(52,989)	−	(52,989)
General and administrative expenses		(31,786)	−	(31,786)
Net other operating income / (expenses)		5,432	−	5,432
Operating profit (loss)		7,016	(80)	6,936
Financial expenses		(3,682)	−	(3,682)
Financial income		1,377	−	1,377
Share in loss of joint venture		(392)	−	(392)
Loss before taxes		4,319	(80)	4,239
Income taxes		(2,595)	−	(2,595)
Net loss for the year		1,724	(80)	1,644
Net loss attributable to:
The owners of the parent		1,646	(60)	1,586
Non-controlling interest		78	(20)	58